DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION

	December 31,
	2022	2023
	RMB	RMB
Cash	82,750	106,603
Restricted cash	525	4,502
Accounts receivable - third parties, net	125,644	140,673
Accounts receivable - related parties, net*	30,113	50,144
Contract assets	50,838	26,107
Amounts due from related parties	211,453	117,764
Prepayments and other current assets	61,184	63,607
Total current assets	562,507	509,400
Long-term investments	58,530	54,049
Property and equipment, net	13,613	9,943
Operating lease right-of-use assets	14,039	11,094
Intangible assets, net	15,533	13,639
Goodwill	54,427	54,427
Other non-current assets	3,958	2,997
Total assets	722,607	655,549
Accounts payable	113,687	81,211
Contract liabilities	359,154	363,180
Amounts due to related parties**	1,977,866	2,217,392
Payable for business acquisition	8,915	-
Operating lease liabilities-current	8,871	7,775
Accrued expenses and other current liabilities	89,565	58,859
Total current liabilities	2,558,058	2,728,417
Operating lease liabilities-non current	4,977	1,942
Deferred income tax liabilities	1,285	857
Total liabilities	2,564,320	2,731,216

*	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB99 and RMB704 as of December 31, 2022, and 2023.

**	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB780 and RMB205 as of December 31, 2022 and 2023.

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues	639,139	636,320	553,910
Net loss	(699,152)	(544,042)	(232,856)
Net cash used in operating activities	(174,049)	(574,227)	(184,395)
Net cash provided by/ (used in) investing activities	(275,719)	26,940	(6,700)
Net cash provided by financing activities	579,690	437,759	218,926
Net increase / (decrease) in cash and restricted cash	129,922	(109,528)	27,831
Cash and restricted cash at the beginning of the year	62,881	192,803	83,275
Cash and restricted cash at the end of the year	192,803	83,275	111,106